Income Taxes - Components of Net Deferred Tax Asset (Detail) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Management salary continuation accrued	$ 724	$ 647
Allowance for loan losses	4,172	3,781
Deferred compensation	302	384
Interest on nonaccrual loans	104	42
Other real estate owned	711	1,804
Available for sale investment securities		20
Other	285	161
Total deferred tax assets	6,298	6,839
Deferred tax liabilities:
Loan servicing rights	3,048	2,962
Depreciation and amortization	446	268
FHLB stock dividend	106	106
Available for sale investment securities	250
Other	127	180
Total deferred tax liabilities	3,977	3,516
Net deferred tax asset	$ 2,321	$ 3,323